Trade Receivables	12 Months Ended
Dec. 31, 2017
Trade Receivables [Abstract]
TRADE RECEIVABLES
NOTE 5:-	TRADE RECEIVABLES

a.	Composition

	December 31
	2017	2016
	NIS in millions
Open accounts, net (see d and e below)	118	163
Total	118	163

b.	Trade receivables do not bear interest. As for the linkage basis of trade receivables, refer to Note 35.

c.	In 2017 and 2016, the Group had no major tenant which contributed more than 10% to the total rental income.

d.	There are no significant past due and impaired receivables except those that have been included in the allowance for doubtful accounts.

e.	Movement in allowance for doubtful accounts:

	December 31
	2017	2016
	NIS in millions
At the beginning of the year	93	111
Provision during the year	11	18
Repayment during the year	(8)	(3)
Write-down of accounts	(19)	(15)
Transfer to assets held for sale due to discontinued operations	-	(15)
Previously consolidated company	(10)	-
Translation differences	1	(3)
At the end of the year	68	93